Property and Equipment (Details) - Schedule of Property and Equipment - USD ($)	Jun. 30, 2024	Jun. 30, 2023
Schedule of Property and Equipment [Line Items]
Property and equipment, gross	$ 1,516,939	$ 1,511,887
Less: accumulated depreciation	(1,051,561)	(667,273)
Property and equipment, net	465,378	844,614
Leasehold improvement [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment, gross	938,126	939,825
Building [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment, gross	455,749	456,748
Motor vehicle [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment, gross	68,802	53,783
Office equipment [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment, gross	$ 54,262	$ 61,531